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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Roger H. Jenswold & Company Inc.
                 --------------------------------
   Address:      5847 San Felipe Suite 1212
                 --------------------------------
                 Houston, TX 77057
                 --------------------------------

Form 13F File Number: 28-03940
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Darden
         -------------------------------
Title:   Office Admin
         -------------------------------
Phone:   713-789-9060
         -------------------------------

Signature, Place, and Date of Signing:

           Janice Darden                Houston Texas       04/30/2008
   -------------------------------    -----------------   -------------
            [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:                   56
                                        --------------------

Form 13F Information Table Value Total:           $  100,536
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                              TITLE                VALUE   SHARES/  SH/    PUT/   INVSTMT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER            OF CLASS  CUSIP NO  (x$1000)  PRN AMT  PRN    CALL   DSCRETN   MANAGERS   SOLE    SHARED   NONE
---------------------------- -------- ---------- --------- ------- ----- ------- --------- ---------- ------  --------  ----
AES CORPORATION                COM     00130H105       203   12200  SH   DEFINED                 2500      0      9700
AT&T INC                       COM     00206R102       211    5500  SH   DEFINED                 4800      0       700
ABBOTT LABORATORIES            COM       2824100      3931   71276  SH   DEFINED                38361      0     32915
AMERICAN FINANCIAL RLTY TR     COM     02607P305       904  113825  SH   DEFINED                67775      0     46050
AMERICAN INTL GROUP INC        COM      26874107      3616   83612  SH   DEFINED                44705      0     38907
AMGEN INC                      COM      31162100       903   21615  SH   DEFINED                 9000      0     12615
ANADARKO PETROLEUM CORP        COM      32511107      3471   55075  SH   DEFINED                28625      0     26450
ANHEUSER BUSCH COS INC         COM      35229103      2610   55000  SH   DEFINED                29325      0     25675
AVNET INC                      COM      53807103       710   21704  SH   DEFINED                 7177      0     14527
BANK OF AMERICA CORP           COM      60505104       276    7292  SH   DEFINED                 3372      0      3920
BED BATH AND BEYOND            COM      75896100      1221   41405  SH   DEFINED                17325      0     24080
BENCHMARK ELECTRONICS INC      COM     08160H101       553   30792  SH   DEFINED                13850      0     16942
C.B. RICHARD ELLIS             COM     12497T101      1460   67450  SH   DEFINED                30950      0     36500
CELGENE CORPORATION            COM     151020104      3089   50400  SH   DEFINED                23500      0     26900
CHEVRON CORP NEW               COM     166764100       240    2812  SH   DEFINED                 2416      0       396
CISCO SYS INC                  COM     17275R102      2864  118894  SH   DEFINED                47525      0     71369
COCA-COLA COMPANY              COM     191216100      4429   72762  SH   DEFINED                39990      0     32772
CONOCOPHILLIPS                 COM     20825C104      2400   31497  SH   DEFINED                12321      0     19176
CULLEN FROST BANKERS INC       COM     229899109       350    6600  SH   DEFINED                 2200      0      4400
EMC CORPORATION MASS           COM     268648102       493   34392  SH   DEFINED                11602      0     22790
ENSCO INTL INC                 COM     26874Q100       250    4000  SH   SOLE                    4000      0         0
EXXON MOBIL CORP               COM     30231G102      6549   77435  SH   DEFINED                45795      0     31640
FIFTH THIRD BANCORP            COM     316773100       375   17920  SH   DEFINED                 9750      0      8170
FIRST MARBLEHEAD               COM     320771108       625   83814  SH   DEFINED                48177      0     35637
GENERAL ELEC CO                COM     369604103      2657   71801  SH   DEFINED                26711      0     45090
GENZYME CORPORATION            COM     372917104       580    7780  SH   DEFINED                 2980      0      4800
HCC INSURANCE HLDGS INC        COM     404132102      4039  177993  SH   DEFINED                83076      0     94917
HALLIBURTON CO                 COM     406216101       785   19948  SH   DEFINED                 8072      0     11876
HARLEY DAVIDSON                COM     412822108      2467   65795  SH   DEFINED                35855      0     29940
JACK HENRY & ASSOC INC         COM     426281101      3274  132730  SH   DEFINED                69350      0     63380
HESS CORP                      COM     42809H107      1835   20812  SH   DEFINED                 8575      0     12237
HONEYWELL INTERNATIONAL INC    COM     438516106      2672   47360  SH   DEFINED                19730      0     27630
INTEL CORP                     COM     458140100      2134  100750  SH   DEFINED                54665      0     46085
INTERNATIONAL BUSINESS MACH.   COM     459200101      4243   36850  SH   DEFINED                22094      0     14756
JPMORGAN CHASE & CO            COM     46625H100       477   11100  SH   DEFINED                 4000      0      7100
JOHNSON & JOHNSON              COM     478160104      4013   61864  SH   DEFINED                32954      0     28910
MASCO CORPORATION              COM     574599106       571   28775  SH   DEFINED                17325      0     11450
NUVEEN REAL ESTATE INCOME FD   FUND    67071B108       653   41900  SH   DEFINED                30500      0     11400
PEPSICO INC                    COM     713448108       646    8950  SH   DEFINED                 3450      0      5500
PFIZER INC                     COM     717081103       373   17800  SH   DEFINED                 2200      0     15600

PIONEER NATURAL RESOURCES      COM     723787107      1012   20600  SH   DEFINED                 8400      0     12200
PROSPERITY BANCSHARES INC      COM     743606105      1764   61533  SH   DEFINED                31919      0     29614
RUSH ENTERPRISES CLASS A       COM     781846209      3335  210565  SH   DEFINED               111065      0     99500
S&P 500 EQUAL WGT. RYDEX ETF   COM     78355W106      4457  104122  SH   DEFINED                64892      0     39230
S&P 500 EQ WGT ENERGY RYDEX    COM     78355W866       473    7225  SH   DEFINED                 4295      0      2930
SCHLUMBERGER LIMITED           COM     806857108      1331   15298  SH   DEFINED                 8998      0      6300
SIMON PPTY GROUP INC NEW       COM     828806109       297    3200  SH   SOLE                    3200      0         0
STERICYCLE INC                 COM     858912108       206    4000  SH   DEFINED                    0      0      4000
TEVA PHARMACEUTICAL ADR 1/10   COM     881624209      5529  119705  SH   DEFINED                60115      0     59590
TEXAS INSTRUMENTS INC          COM     882508104       689   24370  SH   DEFINED                 9400      0     14970
3M COMPANY                     COM     88579Y101      3421   43225  SH   DEFINED                22050      0     21175
US BANCORP DEL                 COM     902973304       271    8375  SH   DEFINED                 3232      0      5143
WEINGARTEN REALTY SBI          COM     948741103       469   13606  SH   DEFINED                 8250      0      5356
WELLS FARGO & CO (NEW)         COM     949746101       705   24232  SH   DEFINED                 9850      0     14382
WRIGLEY COMPANY                COM     982526105      1923   30598  SH   DEFINED                13325      0     17273
WYETH CORP                     COM     983024100      1502   35976  SH   DEFINED                19525      0     16451